Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Mar. 18, 2022
Entity Registrant Name	MAINSTAY FUNDS TRUST
Entity Central Index Key	0001469192
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 18, 2022
Document Effective Date	Mar. 18, 2022
Prospectus Date	Feb. 28, 2022
MainStay WMC International Research Equity Fund | Investor Class
Prospectus:
Trading Symbol	MYINX
MainStay WMC International Research Equity Fund | Class A
Prospectus:
Trading Symbol	MYITX
MainStay WMC International Research Equity Fund | Class C
Prospectus:
Trading Symbol	MYICX
MainStay WMC International Research Equity Fund | Class I
Prospectus:
Trading Symbol	MYIIX
MainStay WMC International Research Equity Fund | Class R6
Prospectus:
Trading Symbol	MYTDX